N-2	Mar. 21, 2023
Cover [Abstract]
Entity Central Index Key	0000799165
Amendment Flag	false
Securities Act File Number	001-32472
Document Type	8-K/A
Entity Registrant Name	DAWSON GEOPHYSICAL COMPANY
Entity Address, Address Line One	508 West Wall
Entity Address, Address Line Two	Suite 800
Entity Address, City or Town	Midland
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	79701
City Area Code	432
Local Phone Number	684-3000
Entity Emerging Growth Company	false